NOTES PAYABLE - 3M (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Interest expense		$ (275,453)	$ (30,802)	$ (285,661)	$ (16,073)
E-7
Date of Debt Instrument		Nov. 03, 2015		Nov. 03, 2015
Debt Instrument		$ 217,500		$ 217,500
Principal and Interest, Paid		112,190		72,492
Interest expense		34,901		23,778
Debt Instrument, Original Issue Discount		$ 117,000		$ 117,000
Debt Instrument, Term		126 months
Debt Instrument, Repayment Description		The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company.
E-8
Date of Debt Instrument		Nov. 04, 2015		Nov. 04, 2015
Debt Instrument		$ 180,461		$ 180,461
Principal and Interest, Paid		60,032		36,794
Interest expense		10,267		6,543
Debt Instrument, Original Issue Discount		$ 30,461		$ 30,461
Debt Instrument, Term		187 months
Debt Instrument, Repayment Description		The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company.
E-9
Date of Debt Instrument		Nov. 27, 2015		Nov. 27, 2015
Debt Instrument		$ 146,000		$ 146,000
Principal and Interest, Paid		113,150		32,850
Interest expense		29,795		16,205
Debt Instrument, Original Issue Discount		$ 46,000		$ 46,000
E-10
Date of Debt Instrument		Jul. 15, 2015		Jul. 15, 2015
Debt Instrument		$ 16,000		$ 16,000
Debt Instrument, Interest Rate		12.00%		12.00%
Debt Instrument, Maturity Date		Jan. 28, 2016		Jan. 28, 2016
E-11
Date of Debt Instrument		Nov. 17, 2015		Nov. 17, 2015
Debt Instrument		$ 10,900		$ 10,900
Debt Instrument, Interest Rate		12.00%		12.00%
Debt Instrument, Maturity Date		Nov. 27, 2016		Nov. 27, 2016
Debt Instrument, Balance		$ 7,485
E-1
Date of Debt Instrument		Aug. 15, 2014		Aug. 15, 2014
Debt Instrument		$ 250,000		$ 250,000
Debt Instrument, Interest Rate		16.00%		16.00%
Debt Instrument, Maturity Date		Dec. 31, 2018		Dec. 31, 2018
Debt Instrument, Shares Issued		233,791		233,791
E-2
Date of Debt Instrument		Aug. 15, 2014		Aug. 15, 2014
Debt Instrument		$ 250,000		$ 250,000
Debt Instrument, Interest Rate		16.00%		16.00%
Debt Instrument, Maturity Date		Dec. 31, 2018		Dec. 31, 2018
Debt Instrument, Shares Issued		233,791		233,791
E-3
Date of Debt Instrument		Jan. 15, 2015		Jan. 15, 2015
Debt Instrument		$ 100,000				$ 100,000
E-4
Date of Debt Instrument		Apr. 16, 2015		Apr. 16, 2015
Debt Instrument		$ 200,000				200,000
Debt Instrument, Interest Rate		23.00%		23.00%
Debt Instrument, Maturity Date		Jun. 30, 2015		Jun. 30, 2015
Debt Instrument, Shares Issued		352,941		352,941
Debt Instrument, Value of Convertible Feature		$ 0		$ 0
Debt Instrument Fee				Break-Up
Debt Instrument Fee Amount						50,000
Debt Instrument Fee, Maturity Date				Jul. 01, 2015
E-5
Date of Debt Instrument		Mar. 02, 2015		Mar. 02, 2015
Debt Instrument		$ 750,000				750,000
Debt Instrument, Interest Rate		12.00%		16.00%
Debt Instrument, Maturity Date		Sep. 18, 2015		Sep. 18, 2015
Debt Instrument Description

In connection with the entry into the letter of intent, on March 18, 2015, Epic Corp. entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to Epic Corp. The loan bore interest at the rate of 12% per annum, and had a maturity date of September 18, 2015. As security for the secured note, Epic Corp. provided the lender with security over all of its assets pursuant to the terms of a general security agreement made by Epic Corp. in favor of the lender. In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

E-6
Date of Debt Instrument		Aug. 13, 2015		Aug. 13, 2015
Debt Instrument		$ 195,000				195,000
Debt Instrument, Original Issue Discount		45,000				45,000
Debt Instrument, net		150,000				$ 150,000
Principal and Interest, Paid	$ 147,024
Interest expense	$ 33,511
Debt Instrument, Balance		$ 0
E-12
Date of Debt Instrument		Feb. 26, 2016		Feb. 26, 2016
Debt Instrument		$ 256,000		$ 256,000
Principal and Interest, Paid		24,381
Interest expense		7,149
Debt Instrument, Original Issue Discount		$ 56,000		$ 52,000
Debt Instrument, Repayment Description				The loan will be repaid in 147 equal payments of $1,742 and is secured by all assets of the Company.
E-13
Date of Debt Instrument		Jan. 28, 2016
Debt Instrument		$ 6,000
Debt Instrument, Interest Rate		12.00%
Debt Instrument, Maturity Date		Sep. 30, 2016
Debt Instrument, Balance		$ 5,000
E-4 Amdt
Date of Debt Instrument		Jan. 25, 2016		Jan. 25, 2016
Debt Instrument, Maturity Date				Dec. 31, 2015
Debt Instrument Description

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, had not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $25,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

Debt Instrument Fee Amount		$ 50,000
Debt Instrument, Repayment Description

In consideration of the amendments, the Company agreed to issue Funding Corp, 145,000 stock purchase warrants, plus commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.